Note 8 - Net Loss Per Share	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
8.     Net Loss P
er Share

The following table summarizes our calculation of net loss per common share for each of the periods presented (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net loss	$(978)	$(1,215)	$(1,799)	$(3,407)
Weighted average shares outstanding—basic and diluted	30,126,755	6,585,533	30,058,942	6,225,722
Basic and diluted net loss per share	$(0.03)	$(0.18)	$(0.06)	$(0.55)

The following outstanding potential common shares are not included in diluted net loss per share calculations as their effects would have been anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Employee and non-employee stock options	3,163,600	5,287,736	3,163,600	5,287,736
Estimated common shares issuable upon conversion of notes payable	2,466,667	2,667,443	2,466,667	2,667,443
Common shares issuable under common stock purchase warrants	3,525,500	4,650,000	3,525,500	4,650,000